Consolidated Statements of Changes in Equity - USD ($)	Preferred shares	Ordinary shares		Subscription receivable	Receivables from a shareholder	Additional paid in capital	Statutory reserve	Retained earnings (deficit)	Accumulated other comprehensive income (loss)	Total shareholders' equity	Non - controlling interest	Total
Balance at Sep. 30, 2018		$ 7,800		$ (7,800)	$ (3,602,677)	$ 7,816,422		$ (96,825)	$ (464,107)	$ 3,652,813	$ 2,966,167	$ 6,618,980
Balance (in Shares) at Sep. 30, 2018		7,800,000	[1]
Capital contribution						4,261,636				4,261,636		4,261,636
Capital contribution (in Shares)
Non-controlling interest contribution											728,741	728,741
Appropriation of statutory reserve							187,973	(187,973)
Net income (loss)								1,738,123		1,738,123	453,314	2,191,437
Collection of receivable from a shareholder					(1,233,243)					(1,233,243)		(1,233,243)
Collection of receivable from a shareholder (in Shares)
Foreign currency translation adjustment									(192,550)	(192,550)	(44,016)	(236,566)
Balance at Sep. 30, 2019		$ 7,800		(7,800)	(4,835,920)	12,078,058	187,973	1,453,325	(656,657)	8,226,779	4,104,206	12,330,985
Balance (in Shares) at Sep. 30, 2019		7,800,000	[1]
Capital contribution (in Shares)
Appropriation of statutory reserve							24,869	(24,869)
Net income (loss)								147,174		147,174	129,748	276,922
Collection of receivable from a shareholder					98,399					98,399		98,399
Collection of receivable from a shareholder (in Shares)
Foreign currency translation adjustment									397,110	397,110	41,729	438,839
Balance at Sep. 30, 2020		$ 7,800		(7,800)	(4,737,521)	12,078,058	212,842	1,575,630	(259,547)	8,869,462	4,275,683	13,145,145
Balance (in Shares) at Sep. 30, 2020		7,800,000
Issued shares of ordinary shares, net of offering cost		$ 5,827				20,181,990				20,187,817		20,187,817
Issued shares of ordinary shares, net of offering cost (in Shares)		5,826,891
Change in un realized fair value gain on investments									58,461	58,461		58,461
Appropriation of statutory reserve							20,571	(20,571)
Net income (loss)								(2,978,673)		(2,978,673)	(434,971)	(3,413,644)
Collection of receivable from a shareholder					1,585,342					1,585,342		1,585,342
Foreign currency translation adjustment									795,593	795,593	177,786	973,379
Balance at Sep. 30, 2021		$ 13,627		$ (7,800)	$ (3,152,179)	$ 32,260,048	$ 233,413	$ (1,423,614)	$ 594,507	$ 28,518,002	$ 4,018,498	$ 32,536,500
Balance (in Shares) at Sep. 30, 2021		13,626,891

[1]	The shares and per share information are presented on a retroactive basis to reflect share reorganization by way of a sub-division and surrender of shares on September 8, 2020 (Note 15).